EQUITY (Details Narrative) - USD ($)											6 Months Ended		12 Months Ended
	Dec. 02, 2024	Feb. 21, 2024	Dec. 23, 2022	Dec. 12, 2022	Jun. 23, 2022	Mar. 31, 2022	Nov. 23, 2021	Dec. 17, 2020	Nov. 27, 2019	Nov. 15, 2019	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2019	Mar. 05, 2025	Dec. 31, 2024	Nov. 27, 2024	Nov. 27, 2023	Dec. 04, 2018
StockholdersEquityNoteLineItems [Line Items]
Ordinary shares authorized																		50,000
Ordinary shares, shares issued											3,168,133				63,361,823			50,000
Common stock par value																		$ 1.00
Shares issued										16,666
Total consideration										$ 16,666
Share price per share										$ 1.00
Number of ordinary shares issued										66,666
Ordinary shares, shares outstanding											3,168,133				63,361,823
Additional paid-in capital											$ 92,707,344				$ 92,707,344
Additional paid-in capital contributed											$ 0	$ 0
2022 Plan [Member] | Maximum [Member]
StockholdersEquityNoteLineItems [Line Items]
Number of shares issued under plan						4,945,313
Common Stock [Member]
StockholdersEquityNoteLineItems [Line Items]
Ordinary shares, shares issued														20
Shares issued		438,498
Share price		$ 1.01
Ordinary shares, shares outstanding																	35
Shares Purchase Agreement [Member] | Anxin Jieda Co Limited [Member] | Common Stock [Member]
StockholdersEquityNoteLineItems [Line Items]
Shares issued							7,968,755
Share Consideration paid, percentage													50.00%
Shares Purchase Agreement [Member] | Boxinrui International Holdings Limited [Member]
StockholdersEquityNoteLineItems [Line Items]
Ownership percentage							100.00%
Shares Purchase Agreement [Member] | Beijing Anxin Jieda Logistics Co., Ltd. [Member]
StockholdersEquityNoteLineItems [Line Items]
Ownership percentage							100.00%
Stock Purchase Agreement [Member] | Common Stock [Member]
StockholdersEquityNoteLineItems [Line Items]
Common stock par value											$ 0			$ 0			$ 0
Stock Purchase Agreement [Member] | Yundian BVI [Member] | Common Stock [Member]
StockholdersEquityNoteLineItems [Line Items]
Common stock par value						$ 0
Shares issued						9,000,000
Total consideration						$ 8,100,000
Share price						$ 0.9
Stock Purchase Agreement [Member] | Mahao BVI [Member] | Common Stock [Member]
StockholdersEquityNoteLineItems [Line Items]
Common stock par value					$ 0
Shares issued					10,000,000
Total consideration					$ 6,000,000
Share price					$ 0.6
Stock Purchase Agreement [Member] | Yuanxing BVI [Member] | Common Stock [Member]
StockholdersEquityNoteLineItems [Line Items]
Common stock par value			$ 0	$ 0
Shares issued			12,000,000	12,000,000
Total consideration			$ 9,600,000	$ 9,600,000
Share price			$ 0.8	$ 0.8
Stock Purchase Agreement [Member] | Yundian BVI [Member]
StockholdersEquityNoteLineItems [Line Items]
Ownership percentage						100.00%
Stock Purchase Agreement [Member] | Yundian BVI [Member] | Common Stock [Member]
StockholdersEquityNoteLineItems [Line Items]
Ownership percentage						100.00%
Stock Purchase Agreement [Member] | Mahao BVI [Member]
StockholdersEquityNoteLineItems [Line Items]
Ownership percentage					100.00%
Stock Purchase Agreement [Member] | Mahao BVI [Member] | Common Stock [Member]
StockholdersEquityNoteLineItems [Line Items]
Ownership percentage					100.00%
Stock Purchase Agreement [Member] | Yuanxing BVI [Member]
StockholdersEquityNoteLineItems [Line Items]
Ownership percentage				100.00%
Stock Purchase Agreement [Member] | Yuanxing BVI [Member] | Common Stock [Member]
StockholdersEquityNoteLineItems [Line Items]
Ownership percentage				100.00%
Securities Purchase Agreement [Member] | Common Stock [Member]
StockholdersEquityNoteLineItems [Line Items]
Shares issued	30,000,000
Share price																$ 0.80
IPO [Member]
StockholdersEquityNoteLineItems [Line Items]
Shares issued								5,000,000
Share price per share								$ 5.00
Proceeds from public offering								$ 25,000,000
Board of Directors [Member]
StockholdersEquityNoteLineItems [Line Items]
Ordinary shares authorized									66,666
Common stock par value									$ 1.00
Divided pro-rata shares									20,000,000
Board of Directors [Member] | IPO [Member]
StockholdersEquityNoteLineItems [Line Items]
Shares issued								5,000,000
Share price per share								$ 5.00
Ordinary shares offered								999,910
Proceeds from public offering								$ 29,999,550
Proceeds from public offering before deduction								26,500,000
Underwriter's fee and expenses								$ 3,500,000
Board of Directors Chairman [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
StockholdersEquityNoteLineItems [Line Items]
Shares issued	30,000,000
Share price	$ 0.80